Leases (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Lease liabilities [abstract]
Beginning balance, lease liabilities			$ 2,927
Additions			162
Interest Expense (Note 3)	$ 43	$ 40	126	$ 119
Lease Payments			(392)
Divestitures (Note 5)			(39)
Exchange Rate Movements and Other			88
Ending balance, lease liabilities	2,872		2,872
Less: Current Portion	342		342		$ 359
Long-Term Portion	$ 2,530		$ 2,530		$ 2,568